SIGNIFICANT ACCOUNTING POLICIES - Weighted average estimated fair value of employee stock (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividend yield	1.13%	0.88%
Expected volatility	47.64%	49.45%
Risk-free interest	2.83%	0.50%
Expected life	4 years 1 month 6 days	3 years 7 months 9 days
Minimum
Dividend yield			1.01%
Expected volatility			37.89%
Risk-free interest			0.29%
Expected life			3 years 6 months 25 days
Maximum
Dividend yield			1.17%
Expected volatility			43.09%
Risk-free interest			1.43%
Expected life			4 years 2 months 23 days